Award Timing Disclosure	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Granting of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We have not timed the disclosure of material nonpublic information based on equity award grant dates or otherwise for the purpose of affecting the value of executive compensation. We have historically granted annual equity awards to our named executive officers on a predetermined schedule that coincides with the first regularly scheduled Board and Compensation Committee meeting that is held in January each calendar year.

On January 13, 2025, we granted incentive stock options to our named executive officers as part of our first regularly scheduled 2025 Board and Compensation Committee meetings. On January 16, 2025, we filed a Current Report on Form 8-K announcing our fourth quarter and fiscal year 2024 financial results. Accordingly, the January 13, 2025 grants occurred during a period beginning four business days before the filing of a Current Report on Form 8-K and ending one business day after such filing.

The table below provides the information required by Item 402(x) of Regulation S-K. The options were granted with an exercise price equal to the closing market price of our common stock on the date of grant. The stock options vest over four years as follows: (i) one-quarter of the options shall vest on January 13, 2026, and (ii) the remaining options shall vest in 12 equal quarterly installments over the next three years, subject to continued services.

					Percentage change in the closing market price
					of the securities underlying the award
		Number of			between the trading day ending immediately
		shares of	Exercise		prior to the disclosure of material nonpublic
		common stock	price of	Grant date fair	information and the trading day beginning
		underlying the	the award	value of the	immediately following the disclosure of
Name	Grant Date	award	($/Sh)	award	material nonpublic information

Robert D. Dawson	January 13, 2025	87,500	$3.88	$165,134	0.95

Peter Yin	January 13, 2025	31,250	$3.88	$58,976	0.95

Ray Bibisi	January 13, 2025	31,250	$3.88	$58,976	0.95

Award Timing Method	We have not timed the disclosure of material nonpublic information based on equity award grant dates or otherwise for the purpose of affecting the value of executive compensation. We have historically granted annual equity awards to our named executive officers on a predetermined schedule that coincides with the first regularly scheduled Board and Compensation Committee meeting that is held in January each calendar year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
					Percentage change in the closing market price
					of the securities underlying the award
		Number of			between the trading day ending immediately
		shares of	Exercise		prior to the disclosure of material nonpublic
		common stock	price of	Grant date fair	information and the trading day beginning
		underlying the	the award	value of the	immediately following the disclosure of
Name	Grant Date	award	($/Sh)	award	material nonpublic information

Robert D. Dawson	January 13, 2025	87,500	$3.88	$165,134	0.95

Peter Yin	January 13, 2025	31,250	$3.88	$58,976	0.95

Ray Bibisi	January 13, 2025	31,250	$3.88	$58,976	0.95

Robert D Dawson [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert D. Dawson
Underlying Securities	87,500
Exercise Price | $ / shares	$ 3.88
Fair Value as of Grant Date | $	$ 165,134
Underlying Security Market Price Change	0.0095
Peter Yin [Member]
Awards Close in Time to MNPI Disclosures
Name	Peter Yin
Underlying Securities	31,250
Exercise Price | $ / shares	$ 3.88
Fair Value as of Grant Date | $	$ 58,976
Underlying Security Market Price Change	0.0095
Ray Bibisi [Member]
Awards Close in Time to MNPI Disclosures
Name	Ray Bibisi
Underlying Securities	31,250
Exercise Price | $ / shares	$ 3.88
Fair Value as of Grant Date | $	$ 58,976
Underlying Security Market Price Change	0.0095